Loans - Allowance For Credit Losses Write off On Financing Receivables (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024		Mar. 31, 2023 [1]
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		¥ 10,000	¥ 7,000
2022		18,000	18,000
2021		6,000	3,000
2020			2,000
2019		4,000	2,000
Prior to 2019		5,000	10,000
Revolving Loans		4,000	4,000
Total		48,044	46,323	[1]	¥ 227,450
Geographic Distribution, Domestic
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		10,000	6,000
2022		7,000	16,000
2021			3,000
2020
2019			2,000
Prior to 2019		4,000	4,000
Revolving Loans		4,000	4,000
Total		24,000	37,000
Geographic Distribution, Domestic | Corporate Rating | Large Companies
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		7,000	5,000
2022		3,000	13,000
2021			3,000
2020
2019			2,000
Prior to 2019			1,000
Revolving Loans		2,000	2,000
Total		13,000	27,000
Geographic Distribution, Domestic | Corporate Rating | Small And Medium Sized Companies
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023		2,000	1,000
2022		2,000	2,000
2021
2020
2019
Prior to 2019
Revolving Loans		1,000	2,000
Total		6,000	5,000
Geographic Distribution, Domestic | Retail Rating | Housing Loan
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023
2022
2021
2020
2019
Prior to 2019		1,000	2,000
Revolving Loans
Total		1,000	2,000
Geographic Distribution, Domestic | Retail Rating | Other
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023			1,000
2022		2,000	1,000
2021
2020
2019
Prior to 2019		2,000	1,000
Revolving Loans
Total		4,000	3,000
Geographic Distribution, Foreign
Allowance For Credit Losses Write off On Financing Receivables [Line Items]
2023	[2]
2022	[2]	11,000	1,000
2021	[2]	6,000	1,000
2020	[2]		2,000
2019	[2]	4,000
Prior to 2019	[2]	2,000	6,000
Revolving Loans	[2]
Total	[2]	¥ 23,645	¥ 9,505	[1]	¥ 68,772

[1]	Charge-offs decreased from ¥227,450 million for the fiscal year ended March 31, 2023 to ¥46,323 million for the fiscal year ended March 31, 2024. The decrease was due mainly to a charge-off related to a debt waiver to a domestic corporate borrower which was recognized in the fiscal year ended March 31, 2023.
[2]	The majority of total foreign consist of corporate.